Dividends - Schedule of dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Final dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)	£ 0.3912	£ 0.3760
Cash dividend paid	£ 811	£ 1,325
Scrip dividend	£ 643	£ 56
Interim dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)	£ 0.1940
Cash dividend paid	£ 393
Scrip dividend	£ 320